INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Change in valuation allowance	$ 1,233,149	$ 1,696,624
Income tax credit	$ 17,103	$ 17,073